Share-based compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation

16. Share-based compensation

1) Share based compensation of PPDAI Group Inc.

The Company reserved a stock option pool of 221,917,800 ordinary shares for the issuance of incentive awards to employees, directors and individual advisors who render services to the Company. In January 2016, PPDAI Group Inc. increased the stock option pool to 221,917,800 shares. All of the Company’s outstanding options are granted to employees and are equity-classified.

Stock options granted to employees are vested upon satisfaction of service condition, which is generally satisfied over four years. Additionally, employees can only exercise vested options upon the occurrence of initial public offering. Share-based compensation expense is recorded net of estimated forfeitures using graded-vesting method, such that expenses are recorded only for those share-based awards that are expected to ultimately vest. The options granted generally have a contractual term of five years and shall vest evenly in 4 equally installments over 4 years.

In October 2017, the company adopted 2017 Share Incentive Plan, or the 2017 plan, which allows the company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the company. The plan permits the grant of three types of awards: options, restricted shares and restricted share units. The maximum number of the shares that may be issued pursuant to all awards under the 2017 Plan is 1,000,000,000 ordinary shares after giving effect to the 100-for-1 share split effected by the company in October 2017. As of December 31, 2018, 7,670,000 shares options and 7,822,280 RSUs are issued under 2017 plan respectively. Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans.

Share Options

The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2017 and 2018 is presented below after share split:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2015	66,860,000	0.0201	3.66	6,766

Granted	49,170,000	0.1260	—	—
Forfeited	(3,460,000)	0.0464	—	—

Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688

Granted	26,610,000	0.3020	—	—
Forfeited	(7,538,200)	0.0967	—	—

Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618

Granted	12,039,050	0.8942	—	—
Forfeited	(3,722,285)	0.1930	—	—
Expired	(300,000)	0.0040	—	—
Exercised	(44,005,360)	0.0543	—	—

Outstanding at December 31, 2018	95,653,205	0.2214	2.17	47,689

Vested and expected to vest at December 31, 2018	94,736,802	0.2213	2.17	47,245
Exercisable as of December 31, 2018	42,887,580	0.0919	1.49	26,938

The Company did not recognize the share-based compensation expenses for the options exercisable upon the occurrence of initial public offering. Immediately upon the completion of the Company’s initial public offering, share-based compensation expenses amounting to RMB61,544 were recognized. For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized were nil , RMB65,324 and RMB44,490, respectively. As of December 31, 2018, the unrecognized compensation cost was RMB45,044. These amounts are expected to be recognized over a weighted average period of 2.17 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

The aggregate intrinsic value is calculated as the difference between the exercise prices of the options and the per-share fair value of ordinary shares of the Company of US$0.2671, US$1.422 and US$0.7200 as of December 31, 2016, 2017 and 2018, respectively.

The weighted average grant-date per-share fair value of options granted during the year ended December 31, 2017 and 2018 was US$0.2599 and US$0.7595, respectively.

The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2016	Options Granted in 2017	Options Granted in 2018
	RMB	RMB	RMB
Risk-free interest rate	1.27%~1.35%	1.97%~2.04%	2.52%-2.75%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	43.3%~44.0%	39.0%~41.9%	37.74%-38.74%
Exercise multiple	2.8	2.8	2.2-2.8

RSUs

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of RSUs	Weighted- average grant date fair value
		US$
Restricted shares	—	—
Unvested at December 31, 2017	—	—
Granted	7,822,280	1.4375
Vested	—	—
Forfeited	(270,800)	1.3233

Unvested at December 31, 2018	7,551,480	1.4416

Total share-based compensation cost for the RSUs amounted to RMB nil, nil and RMB 5,829 for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, there was RMB 63.4 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 4.4 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.

2) Share based compensation of Shanghai Paifenle Internet Technology Co., Ltd. (“Paifenle”)

In April, 2017, the Group authorized a share based compensation plan (the “Paifenle Plan”) that provides for the issuance of up to 15,000,000 ordinary shares of its subsidiary, Paifenle. Under the Paifenle Plan, the administrator of the plan may, at their discretion grant any officers and employees of Paifenle (i) up to 11,650,000 units of options to subscribe for ordinary shares and (ii) up to 3,350,000 units RSUs.

In December, 2017, the Board of Directors decided to cancel the Paifenle Plan since Paifenle has discontinued most of its operations. The share-based compensation expenses for the remaining periods were recognized immediately to the current period totaling at RMB40,828.